Stockholders' Equity - Schedule of Stock Options Activity (Vaporin Inc) (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of Options, Outstanding, balance	268,860	224,000	226,000
Number of Options, Granted	3,947	50,000	8,000
Number of Options, Exercised		(1,000)	(8,000)
Number of Options, Forfeited	(24,240)	(4,000)	(2,000)
Number of Options, Outstanding, balance	248,567	268,860	224,000
Weighted Average Exercise Price, Outstanding balance	$ 15.40	$ 10.85	$ 10.30
Weighted Average Exercise Price, Granted	$ 28.05	35.00	21.75
Weighted Average Exercise Price, Exercised		5.00	7.85
Weighted Average Exercise Price, Forfeited	$ 36.60	7.35	6.35
Weighted Average Exercise Price, Outstanding balance	13.55	15.40	$ 10.85
Weighted Average Exercise Price, Exercisable Balance	$ 11.30	$ 10.85
Weighted Average Remaining Contractual Life (Years), End	6 years 2 months 1 day	6 years 6 months 11 days
Vaporin Inc [Member]
Number of Options, Outstanding, balance	11,000	6,000
Number of Options, Granted		17,650
Number of Options, Exercised
Number of Options, Forfeited
Number of Options, Cancelled
Number of Options, Outstanding, balance		11,000	6,000
Number of Options, exercisable		4,917
Number of Options, expected to vest		4,583
Weighted Average Exercise Price, Outstanding balance	$ 12.80	$ 20.00
Weighted Average Exercise Price, Granted		$ 4.15
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited
Weighted Average Exercise Price, Cancelled
Weighted Average Exercise Price, Outstanding balance		$ 12.80	$ 20.00
Weighted Average Exercise Price, Exercisable Balance		$ 19.00
Weighted Average Remaining Contractual Life (Years), Recapitalization on January 24, 2014		8 years 8 months 9 days
Weighted Average Remaining Contractual Life (Years), Granted		5 years
Weighted Average Remaining Contractual Life (Years), End		6 years 3 months 15 days
Weighted average fair value of options granted during the nine months ended September 30, 2014		3 years 6 months 11 days